Consolidated Statements of Cash Flows (Holmdel Pharmaceuticals, LP) (Holmdel Pharmaceuticals, LP, USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ (1,352,080)	$ 6,445,740
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of intangible assets		1,442,201
Changes in operating assets and liabilities:
Royalties receivable		(2,473,063)
Due from related party		(1,500)
Prepaid expenses and other assets	(108,000)	439,900
Accrued liabilities	162,096	(162,096)
Due to GlaxoSmithKline LLC		(220,549)
Net cash provided by (used in) operating activities	(1,297,984)	5,470,633
Cash flows from investing activities:
Acquisition of InnoPranXL and related assets from GlaxoSmithKline LLC	(12,755,000)
Net cash used in investing activities	(12,755,000)
Cash flows from financing activities:
General and limited partner capital contributions	15,000,000
Distributions paid to general and limited partners		(6,354,270)
Net cash provided by financing activities	15,000,000	(6,354,270)
Net decrease in cash and cash equivalents	947,016	(883,637)
Cash and cash equivalents at beginning of period		947,016
Cash and cash equivalents at end of period	947,016	63,379
Non-cash financing activities:
Distributions payable to partners		2,349,397
Due to GlaxoSmithKline LLC for acquisition	$ 220,549